AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Realized Gains And Losses) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Realized gain	$ 1	$ 2	$ 31
Gross realized losses	$ 20	$ 13	$ 153